Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance Sheet Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 76,398	¥ 77,273
Commercial Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	757	1,057
Commitments to Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	247	240
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 5	¥ 5